Note 10 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 22, 2016	Aug. 10, 2016	Jan. 27, 2016
Long-term debt	$ 722,067,000	$ 853,572,000
Less: Deferred financing costs	(3,684,000)	(2,592,000)
Total long-term debt, net	718,383,000	850,980,000
Less: Long-term debt current portion	(138,875,000)	(207,516,000)
Add: Deferred financing costs, current portion	1,774,000	1,198,000
Total long-term debt, non-current, net	581,282,000	644,662,000
Credit Facility [Member]
Long-term debt	0	299,837,000
Loans Payable [Member]
Long-term debt	722,067,000	553,735,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Long-term debt	11,125,000	13,125,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Long-term debt	37,000,000	42,000,000			$ 66,000,000
Loans Payable [Member] | Costamares Inc. Term Loans [Member]
Long-term debt	22,575,000	25,725,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Long-term debt	155,343,000	162,983,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Long-term debt	99,592,000	105,050,000
Loans Payable [Member] | Costamare Inc. Term Loan 2 [Member]
Long-term debt	32,267,000	37,697,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Long-term debt	30,333,000	32,500,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Long-term debt	81,000,000	93,000,000		$ 116,500,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term debt	22,880,000	24,480,000	$ 37,500,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Long-term debt	16,275,000	17,175,000
Loans Payable [Member] | Loan Agreement to Refinance Credit Facility [Member]
Long-term debt	$ 213,677,000	$ 0